EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Fair Value of Plan Assets (Details) - Pension - USD ($) $ in Millions	Feb. 29, 2020	Feb. 23, 2019
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,838.8	$ 1,926.5
Assets Measured at NAV	856.4	771.9
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	367.4	460.0
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	615.0	694.6
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.3	10.8
Assets Measured at NAV	0.0	0.0
Cash and cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.4	1.6
Cash and cash equivalents | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.9	9.2
Cash and cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Short-term investment collective trust
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37.4	73.3
Assets Measured at NAV	0.0	0.0
Short-term investment collective trust | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Short-term investment collective trust | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37.4	73.3
Short-term investment collective trust | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Domestic common and preferred stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	167.8	254.5
Assets Measured at NAV	0.0	0.0
Domestic common and preferred stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	167.8	254.5
Domestic common and preferred stock | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Domestic common and preferred stock | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
International common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57.8	64.0
Assets Measured at NAV	0.0	0.0
International common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57.8	64.0
International common stock | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
International common stock | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Collective trust funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	710.6	649.9
Assets Measured at NAV	710.6	649.9
Collective trust funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Collective trust funds | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Collective trust funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bond
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	135.9	126.0
Assets Measured at NAV	0.0	0.0
Corporate bond | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bond | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	135.9	126.0
Corporate bond | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Mortgage and other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45.0	42.8
Assets Measured at NAV	0.0	0.0
Mortgage and other asset-backed securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Mortgage and other asset-backed securities | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45.0	42.8
Mortgage and other asset-backed securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	272.0	257.2
Assets Measured at NAV	110.9	88.1
Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	138.4	139.9
Mutual funds | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22.7	29.2
Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	359.0	362.5
Assets Measured at NAV	0.0	0.0
U.S. government securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. government securities | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	359.0	362.5
U.S. government securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Other securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47.0	85.5
Assets Measured at NAV	34.9	33.9
Other securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Other securities | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.1	51.6
Other securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.0	$ 0.0